Description of Organization and Business Operations (Details Narrative) $ in Thousands	6 Months Ended		11 Months Ended	19 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Nov. 29, 2019 USD ($)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Proceeds from Issuance of Common Stock	$ 2,778	$ 948
Common Stock, Shares, Outstanding | shares	17,379,388			17,379,388	16,559,481
Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Navios Holdings' voting interest in Navios Acquisition	28.00%
Navios Holdings' economic interest in Navios Acquisition	28.10%			28.10%
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues | shares				1,776,017
Proceeds from Issuance of Common Stock				$ 8,112
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Consideration Received Per Transaction			$ 25,000
Two Long Range And Three Medium Range [Member] | Liquidation of Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired						5
Containers [Member] | Liquidation of Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired	7			7